Variable Interest Entities - Schedule of Assets and Liabilities of Lessor VIEs (Details) - USD ($) $ in Thousands		Sep. 30, 2017	Dec. 31, 2016		Sep. 30, 2016
Assets
Total assets		$ 4,645,223	$ 4,256,911	[1]	$ 4,178,955
Debt:
Long-term interest bearing debt - non-current portion	[2],[3]	1,199,989	1,525,744	[1]
Total liabilities		2,860,794	2,347,085	[1]
Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits		116,511	70,021
Total assets		116,511	70,021
Debt:
Short-term interest bearing debt		686,477	388,628
Long-term interest bearing debt - current portion		15,650	21,532
Long-term interest bearing debt - non-current portion		413,552	624,384
Total liabilities		1,115,679	$ 1,034,544
ICBCL Agreement | Golar Glacier | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits		17,673
Total assets		17,673
Debt:
Short-term interest bearing debt		31,657
Long-term interest bearing debt - current portion		7,650
Long-term interest bearing debt - non-current portion		125,370
Total liabilities		164,677
ICBCL Agreement | Golar Kelvin | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits		48,693
Total assets		48,693
Debt:
Short-term interest bearing debt		182,540
Long-term interest bearing debt - current portion		0
Long-term interest bearing debt - non-current portion		0
Total liabilities		182,540
ICBCL Agreement | Golar Snow | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits		12,069
Total assets		12,069
Debt:
Short-term interest bearing debt		22,391
Long-term interest bearing debt - current portion		8,000
Long-term interest bearing debt - non-current portion		131,062
Total liabilities		161,453
ICBCL Agreement | Golar Ice | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits		20
Total assets		20
Debt:
Short-term interest bearing debt		139,276
Long-term interest bearing debt - current portion		0
Long-term interest bearing debt - non-current portion		0
Total liabilities		139,276
CMBL Agreement | Golar Tundra | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits		7,524
Total assets		7,524
Debt:
Short-term interest bearing debt		198,613
Long-term interest bearing debt - current portion		0
Long-term interest bearing debt - non-current portion		0
Total liabilities		198,613
CCBFL Agreement | Golar Seal | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits		22,747
Total assets		22,747
Debt:
Short-term interest bearing debt		0
Long-term interest bearing debt - current portion		0
Long-term interest bearing debt - non-current portion		157,120
Total liabilities		157,120
COSCO Shipping Agreement | Golar Crystal | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits		7,785
Total assets		7,785
Debt:
Short-term interest bearing debt		112,000
Long-term interest bearing debt - current portion		0
Long-term interest bearing debt - non-current portion		0
Total liabilities		$ 112,000

[1]	Previously, the assets and liabilities associated with the agreement to sell our interests in the companies that own and operate the FSRU the Golar Tundra to Golar Partners were classified as held-for-sale. As of March 31, 2017, these assets and liabilities ceased to qualify for classification as held-for-sale. Accordingly, as of September 30, 2017 (and for all retrospective periods presented), these assets and liabilities are presented as held for use in the consolidated balance sheets. See note 2.
[2]	Included within restricted cash and short-term deposits and debt balances are amounts relating to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under US GAAP into our financial statements as variable interest entities (see note 7).
[3]	The Hilli pre-delivery debt facility has been classified as current in our consolidated balance sheet. As disclosed in note 25 - Debt in our consolidated financial statements in our 2016 Form 20-F, we have secured post-delivery sale and leaseback financing for the Hilli. However, under US GAAP we expect we will be required to consolidate the lessor as a variable interest entity. Accordingly, the above classification reflects the lessor’s present financing arrangements.